                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 06/30

                               PORTFOLIO HOLDINGS

                                      FOR

                  RIVERSOURCE PRECIOUS METALS AND MINING FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.5%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (1.5%)
Moto Goldmines                                      131,402(b)             $508,335
Sino Gold Mining                                    261,202(b)            1,246,747
                                                                    ---------------
Total                                                                     1,755,082
-----------------------------------------------------------------------------------

BRAZIL (1.5%)
Companhia Vale do Rio Doce ADR                       40,882               1,821,293
-----------------------------------------------------------------------------------

CANADA (49.9%)
Aber Diamond                                        125,963               4,843,367
Agnico-Eagle Mines                                   83,807               3,058,956
Alamos Gold                                         294,108(b)            1,518,868
Aurelian Resources                                   46,478(b)            1,128,564
Banro                                                93,803(b)              968,857
Eastern Platinum                                    709,341(b)            1,591,854
Eldorado Gold                                       550,000(b)            3,222,535
Equinox Minerals                                    600,000(b)            1,932,394
First Quantum Minerals                               33,807               2,885,499
Gabriel Resources                                   474,162(b)            2,123,711
Gammon Gold                                         225,000(b)            2,835,211
Goldcorp                                            125,711               2,978,094
High River Gold Mines                               644,442(b)            1,754,819
IAMGOLD                                             256,438               1,974,452
Ivanhoe Mines                                       191,055(b)            2,708,855
Lundin Mining                                       150,000(b)            1,811,268
NovaGold Resources                                  250,809(b)            3,769,659
PAN American Silver                                  34,809(b)              916,521
Peak Gold                                         1,544,812(b)              957,348
Potash Corporation of Saskatchewan                   50,277               3,920,098
Red Back Mining                                     466,925(b)            2,323,664
Silver Standard Resources                            87,839(b)            3,019,026
Silver Wheaton                                      267,612(b)            3,163,601

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)
Uranium One                                         165,808(b)           $2,112,690
Yamana Gold                                         236,520               2,695,999
                                                                    ---------------
Total                                                                    60,215,910
-----------------------------------------------------------------------------------

PAPUA NEW GUINEA (1.2%)
Lihir Gold                                          582,501(b)            1,481,534
-----------------------------------------------------------------------------------

SOUTH AFRICA (11.1%)
Anglo Platinum                                       21,196               3,495,807
Impala Platinum Holdings                            121,709               3,724,888
Platmin                                             193,113(b)            1,630,128
Randgold Resources ADR                              105,773               2,347,103
UraMin                                              278,242(b)            2,190,253
                                                                    ---------------
Total                                                                    13,388,179
-----------------------------------------------------------------------------------

UNITED KINGDOM (12.0%)
Johnson Matthey                                     114,828               3,901,518
Lonmin                                               65,813               5,312,797
Rio Tinto ADR                                        17,050               5,219,346
                                                                    ---------------
Total                                                                    14,433,661
-----------------------------------------------------------------------------------

UNITED STATES (18.4%)
Air Products & Chemicals                             46,407               3,729,731
Freeport-McMoRan Copper & Gold                      107,934               8,939,094
Golden Star Resources                               467,094(b)            1,732,919
Mosaic                                              103,619(b)            4,043,213
Peabody Energy                                       49,363               2,388,181
Stillwater Mining                                   129,213(b)            1,422,635
                                                                    ---------------
Total                                                                    22,255,773
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $89,963,442)                                                    $115,351,432
-----------------------------------------------------------------------------------

OTHER (--%)(c)
ISSUER                                            SHARES                   VALUE(A)
CANADA
Goldcorp
 Warrants                                             2,750(b,d)            $26,002
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $4,825)                                                              $26,002
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,751,836(e)           $4,751,836
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,751,836)                                                       $4,751,836
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $94,720,103)(f)                                                 $120,129,270
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES                                                 COST
------------------------------------------------------------------------------------------------------------------------------
Goldcorp
   Warrants                                                      10-14-04                                               $4,825

(e) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 1 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

RiverSource Precious Metals and Mining Fund

(f) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $94,720,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $26,788,000
Unrealized depreciation                                               (1,379,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $25,409,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 29, 2007